Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 2.8%
Air Arabia PJSC(a)	4,708,058	$1,320,220

Banks — 38.5%
Abu Dhabi Commercial Bank PJSC	2,271,112	5,552,418
Ajman Bank PJSC	3,785,881	933,818
Dubai Islamic Bank PJSC	1,482,902	2,034,746
First Abu Dhabi Bank PJSC	2,396,044	9,693,505

		18,214,487

Building Products — 0.6%
National Central Cooling Co. PJSC	649,469	277,604

Capital Markets — 3.2%
Dubai Financial Market PJSC	5,513,723	1,067,288
SHUAA Capital PSC	1,910,359	468,085

		1,535,373

Construction & Engineering — 2.5%
Arabtec Holding PJSC	2,190,900	918,566
Drake & Scull International PJSC(a)(b)	2,972,998	254,475

		1,173,041

Diversified Financial Services — 4.4%
Al Waha Capital PJSC	3,506,575	915,522
Amanat Holdings PJSC	3,526,212	940,810
Gulf General Investment Co.(a)(b)	7,295,803	236,367

		2,092,699

Diversified Telecommunication Services — 13.6%
Emirates Telecommunications Group Co. PJSC	1,448,500	6,427,963

Energy Equipment & Services — 1.7%
Lamprell PLC(a)	953,519	793,198

Food Products — 1.2%
Agthia Group PJSC	596,380	584,511

Health Care Providers & Services — 3.7%
NMC Health PLC	62,362	1,770,882

Hotels, Restaurants & Leisure — 1.5%
DXB Entertainments PJSC(a)	12,755,519	694,537

Industrial Conglomerates — 3.0%
Dubai Investments PJSC	4,051,308	1,411,798

Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.5%
Dana Gas PJSC	6,096,915	$1,643,284

Real Estate Management & Development — 15.1%
Aldar Properties PJSC	4,479,310	2,219,472
DAMAC Properties Dubai Co. PJSC	4,493,004	1,051,968
Deyaar Development PJSC(a)	298,321	25,178
Emaar Development PJSC	26,407	28,182
Emaar Malls PJSC	53,108	28,050
Emaar Properties PJSC	1,711,094	2,082,326
Eshraq Properties Co. PJSC(a)	4,521,877	486,276
RAK Properties PJSC(a)	3,906,420	457,314
Union Properties PJSC(a)	8,378,373	748,171

		7,126,937

Thrifts & Mortgage Finance — 0.4%
Amlak Finance PJSC(a)	2,391,686	176,458

Transportation Infrastructure — 4.3%
DP World PLC	118,818	2,032,976

Total Common Stocks — 100.0% (Cost: $49,337,517)		47,275,968

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	45,124	45,124

Total Short-Term Investments — 0.1%
(Cost: $45,124)		45,124

Total Investments in Securities — 100.1%
(Cost: $49,382,641)		47,321,092

Other Assets, Less Liabilities — (0.1)%		(24,123)

Net Assets — 100.0%		$47,296,969

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$14	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,744	(75,620)	45,124	45,124	1,753		—	—

				$45,124	$1,767		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI UAE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,785,126	$—	$490,842	$47,275,968
Money Market Funds	45,124	—	—	45,124

	$46,830,250	$—	$490,842	$47,321,092

The following table includes a rollforward for the nine months ended May 31, 2019 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks

Balance at beginning of period	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	(338,500)
Purchases	165,649
Sales	(88,694)
Transfers in(a)	752,387 (b)
Transfers out(a)	—

Balance at end of period	$490,842

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(208,540)

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers in to Level 3 are due to the suspension of trading of equity securities.

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